Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Furniture and appliances	$ 12,741,064	$ 7,625,222
Construction	12,203,890	1,120,224
Automotive supplies	5,716,030
TOTAL REVENUE	30,660,984	8,745,446
OPERATING EXPENSES
Cost of sales	20,311,724	6,531,435
Personnel	3,247,441	734,867
Depreciation and amortization	908,982	176,612
General and administrative	7,296,736	2,652,429
TOTAL OPERATING EXPENSES	31,764,883	10,095,343
NET LOSS FROM OPERATIONS	(1,103,899)	(1,349,897)
OTHER INCOME (EXPENSE)
Gain on forgiveness of debt	360,302
Loss on write-down of vesting note payable – related party	(602,204)
Loss on extinguishment of debt	(137,692)	(286,350)
Loss on redemption of preferred shares	(4,017,553)
Gain on disposition of subsidiary	3,282,804
Gain on sale of property and equipment	10,885
Other income and (expense)	876	(18,196)
Interest expense	(1,296,537)	(249,626)
TOTAL OTHER INCOME (EXPENSE)	(2,399,119)	(554,172)
NET LOSS BEFORE INCOME TAXES	(3,503,018)	(1,904,069)
INCOME TAX BENEFIT (EXPENSE)	(218,139)	83,931
NET LOSS AFTER TAXES	(3,721,157)	(1,820,138)
NET LOSS FROM CONTINUING OPERATIONS	(3,721,157)	(1,820,138)
NET LOSS FROM DISCONTINUED OPERATIONS
Income (loss) from discontinued operations before income taxes	240,405	(12,875,463)
Less provision for income taxes for discontinued operations
Net income (loss) from discontinued operations	240,405	(12,875,463)
Less net income (loss) from discontinued operations attributable to noncontrolling interests	108,182	(5,036,832)
Net income (loss) from discontinued operations attributable to 1847 Holdings common shareholders	132,223	(7,838,631)
NET LOSS	(3,588,934)	(9,658,769)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(284,372)	(50,120)
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	(3,304,562)	(9,608,649)
PREFERRED SHARE ACCRUED DIVIDEND	(984,176)
1847 GOEDEKER SPIN-OFF DIVIDEND		(283,257)
DISTRIBUTION – ALLOCATION SHARES		(5,985,000)
DEEMED DIVIDEND RELATED TO ISSUANCE OF PREFERRED SHARES	(1,527,086)	(3,051,478)
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ (5,815,824)	$ (18,928,384)
Net loss per common share from continuing operations: basic (in Dollars per share)	$ (0.78)	$ (0.49)
Net income (loss) per common share from discontinued operations: basic (in Dollars per share)	0.03	(2.12)
Net loss per common share: basic (in Dollars per share)	(0.7)	(2.6)
Net loss per common share from continuing operations: diluted (in Dollars per share)	(0.78)	(0.49)
Net income (loss) per common share from discontinued operations: diluted (in Dollars per share)	0.01	(2.12)
Net loss per common share: diluted (in Dollars per share)	$ (0.7)	$ (2.6)
Weighted-average common shares outstanding: basic (in Shares)	4,749,971	3,692,429
Weighted-average common shares outstanding: diluted (in Shares)	11,175,892	3,692,429